RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 04, 2015	Jul. 02, 2014	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 04, 2015
Related Party Transaction [Line Items]
Due to Related Parties, Current			$ 31,994		$ 35,108	$ 60,350
Loans From Related Party			59,360		79,416	161,975
Debt Conversion, Converted Instrument, Shares Issued		2,183,333
Debt Conversion, Converted Instrument, Amount		$ 139,680			152,285	0
Debt Instrument, Convertible, Conversion Price		$ 0.0709					$ 0.07
Conversion of Stock, Amount Converted			122,727	$ 0	71,370	0
Gains (Losses) on Extinguishment of Debt, Total			0	$ (36,263)	375,547	0
Loans from Directors [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	33,259,350
Debt Conversion, Converted Instrument, Amount	$ 27,000
Director [Member]
Related Party Transaction [Line Items]
Loans From Related Party			59,360		79,416	161,975
Debt Conversion, Converted Instrument, Shares Issued	17,654,470
Debt Conversion, Converted Instrument, Amount	$ 14,000
Director [Member] | Loans from Directors [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 41,000
Debt Instrument, Convertible, Conversion Price	$ 0.0025
Conversion of Stock, Amount Converted	$ 127,284
Gains (Losses) on Extinguishment of Debt, Total	$ 86,455
Two Directors [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current			$ 31,994		$ 35,108	$ 60,350